Short-Term Bond Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
ICE BofA 1-5 Year Corp./Gov. Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.06%	1.60%	2.19%
Short-Term Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent	5.85%	1.60%	2.24%
Short-Term Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.19%	0.46%	1.19%
Short-Term Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.44%	0.73%	1.26%